Description of Plan - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual compensation limitation amount	$ 23,500	$ 23,000
Employee benefit plan maximum annual compensation limitation percentage	50.00%
Matching contribution percentage	100.00%
Employee benefit plan maximum annual catch-up contributions limit amount		7,500	$ 7,500
Employee benefit plan participant maximum annual contribution including catch up contributions amount	$ 31,000	30,500
Employee benefit plan maximum annual super catch-up contribution limit amount	3,750
Employee benefit plan participant maximum annual contribution including super catch up contributions amount	$ 34,750
Employee benefit plan automatic deferral rate	6.00%
Employee benefit plan special discretionary contribution to be contributed by the Plan Sponsor	3.00%
Special discretionary contributions	$ 1,238,025	1,144,990
True-up contributions	479,944	$ 341,587
Maximum withdrawal without penalty by victim of domestic abuse	$ 10,000
Percentage of maximum withdrawal by victim of domestic abuse	50.00%
Employee benefit plan, notes receivable from participant, account, minimum borrowing, amount	$ 500
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan contribution vesting description	Each participant is fully vested in their account at all times including matching and special discretionary contributions
Maximum
EBP, Description of Plan [Line Items]
Percentage on employee eligible compensation	6.00%
Employee benefit plan increase in escalation provision feature	50.00%
Employee benefit plan penalty free early withdrawal	$ 5,000
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan increase in escalation provision feature	1.00%
Employee benefit plan terminated employees account balance	$ 7,000